UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

LGIM America Commodity Strategy Fund

Institutional Class Shares - LCOIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the LGIM America Commodity Strategy Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.lgima.com/funds/commodity-strategy-fund. You can also request this information by contacting us at 833-44-LGIMA.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LGIM America Commodity Strategy Fund, Institutional Class Shares	$16	0.15%

How did the Fund perform in the last year?

For the period October 31, 2023, through October 31, 2024, the Fund returned +9.43%, in-line with the returns of the various underlying component benchmarks.

Commodities, specifically with the overweight in gold, contributed to most of the positive performance. Precious metals were up over +31% across the previous 12 months primarily due to its role as a safe haven asset amid global economic uncertainties and geopolitical tensions. Central bank buying also contributed to solid gold demand. Industrial metals gained over 7%, while energy experienced heightened volatility, with Brent crude oil peaking at $91 and dropping to as low as $69/barrel. OPEC’s decision to delay the re-introduction of its self-imposed supply cuts helped to maintain a pricing floor. Optimal rainfall and temperatures pushed agricultural commodity prices down; however, the increased crop production benefited livestock commodities by lowering feed costs. Moderate inflation during the first half of the year contributed to the US TIPS component performing well at +8%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	LGIM America Commodity Strategy Fund, Institutional Class Shares - $10518	S&P 500 Index (TR)* - $13257	Bloomberg Commodity Index (TR) (USD) - $10175	80/20 BBG Roll Select Commodity Index / BBG Gold Sub-Index - $10183
Jun/23	$10000	$10000	$10000	$10000
Oct/23	$9612	$9606	$10296	$10014
Oct/24	$10518	$13257	$10175	$10183

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
LGIM America Commodity Strategy Fund, Institutional Class Shares	9.43%	3.76%
S&P 500 Index (TR)*	38.02%	22.91%
Bloomberg Commodity Index (TR) (USD)	-1.18%	1.28%
80/20 BBG Roll Select Commodity Index / BBG Gold Sub-Index	1.69%	1.33%

Since its inception on June 20, 2023. The charts adjacent and above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 833-44-LGIMA or visit https://www.lgima.com/funds/commodity-strategy-fund for current quarter-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,605,225	51	$-	52%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Exchange Traded Fund	0.3%
U.S. Treasury Obligations	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds	1.750%	01/15/34	3.8%
U.S. Treasury Inflation Indexed Bonds	1.125%	01/15/33	3.5%
U.S. Treasury Inflation Indexed Bonds	0.625%	07/15/32	3.5%
U.S. Treasury Inflation Indexed Bonds	1.375%	07/15/33	3.5%
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	3.5%
U.S. Treasury Inflation Indexed Bonds	2.375%	10/15/28	3.4%
U.S. Treasury Inflation Indexed Bonds	0.125%	01/15/32	3.3%
U.S. Treasury Inflation Indexed Bonds	1.625%	10/15/27	3.2%
U.S. Treasury Inflation Indexed Bonds	1.250%	04/15/28	3.1%
U.S. Treasury Inflation Indexed Bonds	0.125%	04/15/27	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-44-LGIMA

  https://www.lgima.com/funds/commodity-strategy-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-44-LGIMA to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

LGIM America Commodity Strategy Fund / Institutional Class Shares - LCOIX

Annual Shareholder Report: October 31, 2024

LGI-AR-TSR-2024-1

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$734,463	None	None	$717,900	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$559,700(2)	None	None	$807,756(2)
(d)	All Other Fees	None	None	$10,530(4)	None	None	$7,535(4)

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$113,052	None	None	$137,200	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust.

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$30,000	None	None	$30,624	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by KPMG (“KPMG”) related to the Trust.

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,000	None	None	$363,625	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	$154,000(3)	None	None	$282,908(3)

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Non-audit fees consist of SSAE No. 18 report over investment management activities and non-statutory audit reports of Legal & General Investment Management America, Inc.

(4)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE October 31, 2024	FYE October 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE October 31, 2024	FYE October 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	FYE October 31, 2024	FYE October 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

	FYE October 31, 2024	FYE October 31,2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $570,230 and $815,291 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by KPMG for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $154,000 and $282,908 for 2024 and 2023, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund III

LGIM
America

Commodity Strategy Fund

Annual Financials and Other Information

October 31, 2024

Investment Advisor:

Legal and General Investment Management America

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Commodity Strategy Fund

October 31, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	4
Consolidated Statement of Operations	5
Consolidated Statements of Changes in Net Assets	6
Consolidated Financial Highlights	7
Notes to Consolidated Financial Statements	8
Report of Independent Registered Public Accounting Firm	24
Notice to Shareholders (Unaudited)	26

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Commodity Strategy Fund

October 31, 2024

CONSOLIDATED SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 99.4%
	Face Amount	Value
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/2029 *	$1,608,516	$1,744,318
3.625%, 04/15/2028	1,385,773	1,465,938
3.375%, 04/15/2032	571,067	630,002
2.500%, 01/15/2029 *	1,253,618	1,287,180
2.375%, 01/15/2027 *	1,429,867	1,444,541
2.375%, 10/15/2028 *	3,687,603	3,774,684
2.125%, 04/15/2029	3,821,614	3,862,082
2.125%, 02/15/2040	742,790	746,280
2.125%, 02/15/2041 *	1,098,235	1,106,553
2.125%, 02/15/2054 *	1,498,577	1,482,748
2.000%, 01/15/2026	1,482,164	1,477,439
1.875%, 07/15/2034 *	3,175,223	3,152,790
1.750%, 01/15/2028	1,353,870	1,350,637
1.750%, 01/15/2034 *	4,350,334	4,267,656
1.625%, 10/15/2027 *	3,626,927	3,619,079
1.625%, 10/15/2029	2,050,923	2,036,066
1.500%, 02/15/2053 *	1,526,033	1,309,248
1.375%, 07/15/2033 *	4,121,164	3,943,339
1.375%, 02/15/2044	1,915,307	1,675,933
1.250%, 04/15/2028 *	3,581,944	3,507,787
1.125%, 01/15/2033 *	4,213,462	3,955,134
1.000%, 02/15/2046	1,084,105	862,945
1.000%, 02/15/2048 *	963,803	753,657
1.000%, 02/15/2049	895,716	693,954
0.875%, 01/15/2029 *	2,443,532	2,350,615
0.875%, 02/15/2047	1,330,162	1,019,943
0.750%, 07/15/2028	2,840,491	2,744,215
0.750%, 02/15/2042 *	1,772,087	1,422,841
0.750%, 02/15/2045 *	2,117,523	1,618,923
0.625%, 01/15/2026 *	3,119,998	3,060,646
0.625%, 07/15/2032 *	4,340,341	3,954,935
0.625%, 02/15/2043 *	1,407,548	1,084,791
0.500%, 01/15/2028 *	3,295,148	3,160,208
0.375%, 01/15/2027	2,915,214	2,819,995
0.375%, 07/15/2027 *	3,200,495	3,090,402
0.250%, 07/15/2029	2,906,819	2,712,737
0.250%, 02/15/2050 *	1,370,768	856,586
0.125%, 04/15/2026 *	2,544,763	2,471,841
0.125%, 07/15/2026 *	3,119,040	3,034,583
0.125%, 10/15/2026 *	3,549,343	3,439,289
0.125%, 04/15/2027 *	3,623,523	3,469,000
0.125%, 01/15/2030 *	3,286,428	3,011,077

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Commodity Strategy Fund

October 31, 2024

CONSOLIDATED SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
0.125%, 07/15/2030 *	$3,597,454	$3,279,954
0.125%, 01/15/2031 *	3,736,675	3,360,058
0.125%, 07/15/2031 *	3,834,808	3,428,209
0.125%, 01/15/2032 *	4,164,319	3,672,669
0.125%, 02/15/2051 *	1,374,769	813,966
0.125%, 02/15/2052 *	1,597,863	935,470

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $110,992,947)		110,962,943

EXCHANGE TRADED FUND — 0.3%

	Shares
iShares TIPS Bond ETF	3,163	342,585

TOTAL EXCHANGE TRADED FUND
(Cost $336,244)		342,585

TOTAL INVESTMENTS— 99.7%
(Cost $111,329,191)		$111,305,528

Percentages are based on Net Assets of $111,605,225.

*	Security, or a portion thereof, is held by the Legal & General Commodity Strategy Fund Offshore Ltd. as of October 31, 2024.

ETF – Exchange Traded Fund

TIPS – Treasury Inflation Protected Securities

USD – US Dollar

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Commodity Strategy Fund

October 31, 2024

A list of the open OTC swap agreements held by the Fund at October 31, 2024 is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America^	BCOMGC INDEX	0.06%	BCOMGC	Monthly	11/29/24	USD	$22,522,001	$–	$–	$–
Bank of America^	BCOMRS INDEX	0.11%	BCOMRS	Monthly	11/29/24	USD	90,086,001	–	–	–
								$–	$–	$–

^	Security, or a portion thereof, is held by the Legal & General Commodity Strategy Fund Offshore Ltd. CFC as of October 31, 2024

The following is a summary of the inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$110,962,943	$–	$110,962,943
Exchange Traded Fund	342,585	–	–	342,585
Total Investments in Securities	$342,585	$110,962,943	$–	$111,305,528

Other Financial Instruments	Level 1	Level 2**	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	This category includes securities with a value of $0.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Commodity Strategy Fund

October 31, 2024

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $111,329,191)	$111,305,528
Cash and Cash Equivalents	233,213
Receivable for Investment Securities Sold	3,252,380
Dividends and Interest Receivable	216,856
Receivable from Investment Adviser(1)	82,657
Prepaid Expenses	21,128
Total Assets	115,111,762
Liabilities:
Payable for Investment Securities Purchased	3,405,564
Payable due to Administrator	10,192
Payable for Capital Shares Redeemed	6,960
Chief Compliance Officer Fees Payable	4,410
Payable due to Trustees	359
Other Accrued Expenses	79,052
Total Liabilities	3,506,537
Commitments and Contingencies †
Net Assets	$111,605,225
NET ASSETS CONSIST OF:
Paid-in Capital	$109,230,407
Total Distributable Earnings	2,374,818
Net Assets	$111,605,225
Institutional Shares
Net Assets	$111,605,225
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,344,203
Net Asset Value, Offering and Redemption Price Per Share	$25.69

(1)	Receivable from Investment Advisor relates to reimbursement of monthly Fund expenses (in excess of fee waivers) necessary to keep the Fund's Total Annual Fund Operating Expenses from exceeding the contractual expense limit.
†	See Note 7 in the Notes to Financial Statements.

Amounts designated as " --" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Commodity Strategy Fund

For the Year Ended

October 31, 2024

CONSOLIDATED STATEMENT OF OPERATIONS

Investment Income
Interest	$3,140,022
Dividends	18,896
Total Investment Income	3,158,918
Expenses
Administration Fees - (Note 6)	120,330
Investment Advisory Fees - (Note 7)	105,963
Trustees' Fees	32,819
Chief Compliance Officer Fees - (Note 5)	9,526
Professional Fees	129,177
Deferred Offering Costs - (Note 2)	119,407
Transfer Agent Fees - (Note 6)	70,596
Registration Fees	42,468
Custodian Fees - (Note 6)	25,956
Printing Fees	17,640
Pricing Fees	9,200
Insurance and Other Expenses	28,307
Total Expenses	711,389
Less:
Investment Advisory Fees Waived	(105,963)
Reimbursement of Expense from Investment Adviser	(499,376)
Net Expenses	106,050
Net Investment Income	3,052,868
Net Realized Gain (Loss) on:
Investments	(423,454)
Swap Contracts	(4,593)
Net Realized Loss	(428,047)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,262,296
Swap Contracts	1
Net Change in Unrealized Appreciation	2,262,297

Net Realized and Unrealized Gain	1,834,250

Net Increase in Net Assets Resulting from Operations	$4,887,118

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Commodity Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Period Ended
	October 31, 2024	October 31, 2023(1)
Operations:
Net Investment Income	$3,052,868	$856,952
Net Realized Loss	(428,047)	(106,841)
Net Change in Unrealized Appreciation (Depreciation)	2,262,297	(2,285,960)
Net Increase (Decrease) in Net Assets Resulting
from Operations	4,887,118	(1,535,849)
Distributions:
Institutional Shares	(912,781)	(63,670)
Total Distributions	(912,781)	(63,670)
Capital Share Transactions:
Institutional Shares:
Issued	76,039,477	42,312,476
Reinvestment of Dividends	912,781	63,670
Redeemed	(8,876,997)	(1,221,000)
Increase from Institutional Shares Capital Share Transactions	68,075,261	41,155,146
Net Increase in Net Assets from Capital Share Transactions	68,075,261	41,155,146
Total Increase in Net Assets	72,049,598	39,555,627
Net Assets:
Beginning of Year/Period	39,555,627	—
End of Year/Period	$111,605,225	$39,555,627
Shares Issued and Redeemed:
Institutional Shares:
Issued	3,008,264	1,693,782
Reinvestment of Dividends	37,517	2,631
Redeemed	(350,146)	(47,845)
Increase in Shares Outstanding from Institutional Share Transactions	2,695,635	1,648,568
Net Increase in Shares Outstanding from Share Transactions	2,695,635	1,648,568

(1)	Commenced operations on June 20, 2023.

Amounts designated as " --" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Commodity Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

for a Share Outstanding Throughout Each Year/Period

	Institutional Shares
	Year
	Ended	Period Ended
	October 31,	October 31,
	2024	2023(1)
Net Asset Value, Beginning of Year/Period	$23.99	$25.00
Income from Operations:
Net Investment Income(2)	1.08	0.53
Net Realized and Unrealized Gain (Loss)	1.15	(1.50)
Total from Operations	2.23	(0.97)
Dividends and Distributions from:
Net Investment Income	(0.53)	(0.04)
Total Dividends and Distributions	(0.53)	(0.04)
Net Asset Value, End of Year/Period	$25.69	$23.99
Total Return †	9.43%	(3.88)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$111,605	$39,556
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	0.15%	0.15%**
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.01%	1.92%**
Ratio of Net Investment Income to Average Net Assets	4.32%	5.83%**
Portfolio Turnover Rate†	52%	28%

**	Annualized.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
(1)	Commenced operations on June 20, 2023.
(2)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 50 funds. The financial statements herein are those of the LGIM America Commodity Strategy Fund (the “Fund”). The investment objective of the Fund seeks to provide broad commodities exposure. The Fund is classified as a diversified investment company. Legal & General Investment Management America, Inc. serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares. The Fund commenced operations on June 20, 2023. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2.  Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2024, there were no fair valued securities.

In accordance with U.S. GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures; and

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2024, there have been no significant changes to the Fund’s fair valuation methodology.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the year ended October 31, 2024, the LGIM America Commodity Strategy Fund incurred $119,407 on the Consolidated Statement of Operations in offering costs.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year ended October 31, 2024, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Consolidated Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser's expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income and expense is recorded on an accrual basis. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swap contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Consolidated Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Consolidated Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

For the year ended October 31, 2024, the average quarterly notional amount of swap contracts held were as follows:

Average Notional Balance Long:	$76,903,750
Average Notional Balance Short:	$–

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

3.  Derivative Transactions:

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of October 31, 2024 was as follows:

	Asset Derivatives			Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Commodity contracts	Unrealized appreciation on Swap Contracts	$–	*	Unrealized depreciation on Swap Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$–			$–

*	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Consolidated Schedules of Investments.

The effect of derivative instruments on the Consolidated Statement of Operations for the year ended October 31, 2024:

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Swaps	Total
Commodity contracts	$(4,593)	$(4,593)
Total	$(4,593)	$(4,593)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Swaps	Total
Commodity contracts	$1	$1
Total	$1	$1

The LGIM America Commodity Strategy Fund is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the LGIM America Commodity Strategy Fund has entered into master netting arrangements, established within the Fund’s ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its respective counterparties are not fully collateralized, contractually or otherwise, the Fund bear the risk of loss from counterparty nonperformance.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of October 31, 2024:

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Swap Contracts	Total Over the Counter	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$–	$–	$–	$–	$–	$–	$–
Total over the counter	$–	$–	$–	$–

† Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

4.  Basis for Consolidation for the LGIM America Commodity Strategy Fund Offshore:

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the LGIM America Commodity Strategy Fund include the accounts of the Legal & General Commodity Strategy Fund Offshore Ltd. (the “Subsidiary”). All intercompany accounts and transactions have been eliminated in consolidation for the LGIM America Commodity Strategy Fund. The Subsidiary has a fiscal year end and conforming tax year end of October 31 for financial statement consolidation purposes. The Subsidiary is classified as a controlled foreign corporation under the Code.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

The Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The Fund may invest up to 25% of its total assets in the Subsidiary.

A summary of the Fund’s investments in the Subsidiary are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at October 31, 2024	% of Total Net Assets at October 31, 2024
Legal & General Commodity Strategy Fund Offshore Ltd.	June 20, 2023	$7,601,667	6.8%

Gains and losses attributed to the Fund’s investments in the Subsidiary are as follows:

LGIM America Commodity Strategy Fund Ltd.
Investment Income:
Interest Income	$272,280
Total Investment Income	272,280
Net Investment Income	272,280
Net Realized Gain (Loss) on:
Investments	(43,647)
Swap Contracts	(4,593)
Net Realized Loss	(48,240)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	180,276
Swap Contracts	1
Net Change in Unrealized Appreciation	180,277
Net Realized and Unrealized Gain	132,037
Net Increase in Net Assets Resulting from
Operations	$404,317

5.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board.

6.  Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2024, the Fund incurred $120,330 for these services.

The Fund has adopted a shareholder services plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the Fund’s Institutional Class Shares’ average net assets. For the year ended October 31, 2024, no shareholder servicing fees were accrued.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.) serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7.  Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, "excluded expenses")) from exceeding a certain portion of the Fund’s average daily net assets until February 28, 2025 (the "contractual expense limit").

Fund	Advisory Fee	Institutional Shares Expense Limitation	W Shares Expense Limitation	R6 Shares Expense Limitation
LGIM America Commodity Strategy Fund	0.15%	0.15%	0.35%	0.65%

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

In addition, the Adviser may receive from the Fund the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2025. Refer to waiver of investment advisory fees on the Consolidated Statement of Operations for fees waived for the year ended October 31, 2024. As of October 31, 2024, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future recapture to the Adviser were $0, $261,578 and $605,339 expiring in 2025, 2026 and 2027, respectively. During the year ended October 31, 2024, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

8.  Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2024, were as follows:

	U.S. Government	Other	Total
Purchases	$89,824,760	$5,711,763	$95,536,523
Sales	22,148,102	15,003,515	37,151,617

9.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings and Paid-in Capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of Treasury Inflation-Protected Securities. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2024.

The tax character of dividends and distributions declared during the year and period ended October 31, were as follows:

	Ordinary Income	Total
2024	$912,781	$912,781
2023	63,670	63,670

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$5,071,725
Unrealized Depreciation	(1,216,636)
Other Temporary Differences	(1,480,271)
Total Distributable Earnings	$2,374,818

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended October 31, 2024, the Fund utilized $90,500 of short-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$112,829,774	$477,417	$(1,694,053)	$(1,216,636)

10.  Concentration of Shareholders:

At October 31, 2024, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

Fund	No. of Shareholders	% Ownership
LGIM America Commodity Strategy Fund, Institutional Shares	3	100%

11.  Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Commodity-Related Investments Risk — Exposure to the commodities markets through commodity-related investments may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, changes in interest or currency exchange rates, population growth and changing demographics and factors affecting a particular industry or commodity, such as drought, floods or other weather conditions, transportation bottlenecks or shortages, competition from substitute products, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military, legal and regulatory developments.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

Derivatives Risk — The Fund’s use of swaps and futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk, leverage risk and market risk are described elsewhere in this section. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Swap agreements are also subject to counterparty credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Counterparty credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Inflation Protected Securities Risk — Inflation protected securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

Counterparty Credit Risk — The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with direct transactions in portfolio securities. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its unsettled or open contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease. In addition, the Fund currently intends to engage in such investment transactions with a single counterparty, which increases the Fund’s exposure to counterparty credit risk. The counterparties with which the Fund may transact generally are major, global financial institutions. The Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting the financial services sector.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Interest Rate Risk — As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Investing in Exchange Traded Products (“ETPs”) Risk – The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Additionally, the ETPs in which the Fund invests may exit the marketplace or no longer be available for purchase on an exchange and no appropriate substitute may exist, reducing the Adviser’s ability to obtain its desired exposures. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Leverage Risk – The risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Indexing Risk – The Inflation-Linked Portfolio seeks to provide returns that approximate, before fees and expenses, the performance of the TIPS Index. Accordingly, if the Inflation-Linked Portfolio’s return is properly correlated to the return of the TIPS Index, the Inflation-Linked Portfolio may perform poorly when the TIPS Index performs poorly. The TIPS Index may be subject to errors and mistakes, including with respect to the quality, accuracy and completeness of the data or methods used to compile the TIPS Index, which may not be identified and corrected for a period of time or at all. Such errors may negatively impact the Fund. In addition, there can be no guarantee that the TIPS Index will be maintained indefinitely or that the Fund will be able to continue to utilize the TIPS Index to implement the Fund’s principal investment strategies indefinitely. In such cases, there can be no assurance that any substitute index selected by the Adviser will be similar to the TIPS Index or will perform in a manner similar to the TIPS Index. Unavailability of the TIPS Index could affect adversely the ability of the Fund to achieve its investment objective.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

Market Risk– The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Tax Risk – The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in Commodity-Related Investments.

In order for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) the Fund must, among other requirements, derive at least 90% of its gross income each taxable year from “qualifying income.” To the extent the Fund invests in Commodity-Related Investments directly, it will seek to restrict its income from Commodity-Related Investments that do not generate qualifying income, such as certain commodity related derivative instruments, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC, as described in more detail in the SAI. The tax treatment of certain Commodity-Related Investments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

The Fund holds certain Commodity-Related Investments indirectly, through the Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund received an opinion of counsel based on customary representations that to the extent of the actual distributions made to the Fund from its Subsidiary, its “Subpart F” income attributable to its investment in the Subsidiary derived with respect to the Fund’s business of investing in stock, securities or currencies should be treated as “qualifying income”. If the Fund fails to satisfy the qualifying income requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed, which could reduce the amount distributable to a shareholder negatively affecting the shareholder’s return from an investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

Adviser Risk – The Adviser has limited prior experience managing commodity-related portfolios. As a result, investors do not have a track record of managing a commodity-related portfolio from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

12.  Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13.  New Accounting Pronouncement:

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023 -07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

14.  Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements, except that the Advisor to the Fund intends to seek approval from the Board of Trustees for a plan of liquidation for the Fund providing for the liquidation of the Fund’s assets and the distribution of net proceeds pro rata to the Fund’s shareholders subsequent to December 23, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Fund and Board of Trustees

The Advisors’ Inner Circle Fund III:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of the LGIM America Commodity Strategy Fund (the Fund) (one of the funds comprising The Advisors’ Inner Circle Fund III), including the consolidated schedule of investments, as of October 31, 2024, the related consolidated statement of operations for the year then ended, and the consolidated statements changes in net assets for the year then ended and for the period from June 20, 2023 (commencement of operations) to October 31, 2023, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for the year then ended and for the period from June 20, 2023 to October 31, 2023. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for the year or period in the two-year period then ended, and the consolidated financial highlights for the year or period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent and broker; when replies were not received the broker, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audit provides a reasonable basis for our opinion.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

/s/ KPMG LLP

We have served as the auditor of one or more of The Advisors’ Inner Circle Fund III investment companies since 2021.

Philadelphia, Pennsylvania

December 23, 2024

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
October 31, 2024

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2024, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividend (4)	Short-Term Capital Gain Dividend (5)
0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	89.59%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2024. Complete information will be computed and reported with your 2024 Form 1099-DIV.

Legal & General Investment Management

LGIMA Funds

 P.O. Box 219009

Kansas City, MO 64121-9009

www.lgima.com/funds

Adviser:

Legal & General Investment Management America, Inc.

71 South Wacker Drive

Chicago, IL 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

KPMG LLP

1735 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

LGI-AR-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors' Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 6, 2025